Financial Risk Management - Credit Risk - Schedule of Issuer Credit Rating (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
AAA/Aaa
Disclosure of external credit grades [line items]
Percent	58.10%	23.70%
AA/Aa
Disclosure of external credit grades [line items]
Percent	5.40%	23.40%
A/A
Disclosure of external credit grades [line items]
Percent	10.60%	8.00%
BBB/Baa
Disclosure of external credit grades [line items]
Percent	12.80%	17.10%
BB/Ba
Disclosure of external credit grades [line items]
Percent	0.60%	1.50%
B/B
Disclosure of external credit grades [line items]
Percent	0.40%	4.30%
Lower than B/B
Disclosure of external credit grades [line items]
Percent	0.10%	4.20%
Unrated
Disclosure of external credit grades [line items]
Percent	12.00%	17.80%
Total
Disclosure of external credit grades [line items]
Percent	100.00%	100.00%
At cost | AAA/Aaa
Disclosure of external credit grades [line items]
Financial assets	$ 11,931.0	$ 2,476.3
At cost | AA/Aa
Disclosure of external credit grades [line items]
Financial assets	1,107.6	2,149.5
At cost | A/A
Disclosure of external credit grades [line items]
Financial assets	2,214.0	823.1
At cost | BBB/Baa
Disclosure of external credit grades [line items]
Financial assets	2,583.1	1,617.1
At cost | BB/Ba
Disclosure of external credit grades [line items]
Financial assets	125.0	151.1
At cost | B/B
Disclosure of external credit grades [line items]
Financial assets	87.8	448.7
At cost | Lower than B/B
Disclosure of external credit grades [line items]
Financial assets	27.6	554.1
At cost | Unrated
Disclosure of external credit grades [line items]
Financial assets	2,412.4	1,594.4
At cost | Total
Disclosure of external credit grades [line items]
Financial assets	20,488.5	9,814.3
At fair value | AAA/Aaa
Disclosure of external credit grades [line items]
Financial assets	11,920.5	2,432.0
At fair value | AA/Aa
Disclosure of external credit grades [line items]
Financial assets	1,115.3	2,408.8
At fair value | A/A
Disclosure of external credit grades [line items]
Financial assets	2,184.7	819.8
At fair value | BBB/Baa
Disclosure of external credit grades [line items]
Financial assets	2,641.8	1,764.8
At fair value | BB/Ba
Disclosure of external credit grades [line items]
Financial assets	131.8	154.0
At fair value | B/B
Disclosure of external credit grades [line items]
Financial assets	79.7	447.6
At fair value | Lower than B/B
Disclosure of external credit grades [line items]
Financial assets	27.5	432.7
At fair value | Unrated
Disclosure of external credit grades [line items]
Financial assets	2,460.2	1,831.1
At fair value | Total
Disclosure of external credit grades [line items]
Financial assets	$ 20,561.5	$ 10,290.8